REGULATORY FEES (Tables)	12 Months Ended
Dec. 31, 2023
REGULATORY FEES
Schedule of Regulatory fees

	12/31/2023	12/31/2022
Current
Research and Development - R&D and Energy Efficiency - EE	461,631	583,855
RGR Quota	47,293	223,120
Compensation for the Use of Water Resources	120,274	122,029
CDE Quota	80,057	28,448
PROINFA Quota	37,786	23,753
Electricity Service Inspection Fee	18,578	15,405
	765,619	996,610
Non-current
Research and Development - R&D and Energy Efficiency - EE	432,322	464,330
RGR Quota	19	28
	432,341	464,358
	1,197,960	1,460,968